Borrowings	12 Months Ended
Dec. 31, 2018
Borrowings
Borrowings

30.        Borrowings

	12/31/18	12/31/17	12/31/16
At amortized cost	USD’000	USD’000	USD’000
Short-term commercial bank loans(1)	192,198	308,311	176,957
Short-term borrowings	192,198	308,311	176,957
2013 USD loan (SMIC Shanghai)	—	10,760	10,760
2015 USD loan (SMIC Shanghai)	—	—	39,641
2015 CDB USD loan (SJ Jiangyin)	—	—	2,000
2015 CDB RMB loan I (SMIC Shanghai)(2)	145,705	153,041	144,155
2015 CDB RMB loan II (SMIC Shanghai)(3)	64,839	72,694	68,473
2015 CDB RMB loan (SMIC Beijing)(4)	26,227	29,231	28,110
2016 CDB RMB loan (SMIC Beijing)(5)	202,529	223,440	210,466
2017 CDB RMB loan (SMIC Shenzhen)(6)	322,153	185,792	—
2015 EXIM RMB loan (SMIC Shanghai)(7)	72,852	76,520	72,077
2017 EXIM RMB loan (SMIC Shanghai)(8)	145,705	153,041	—
2018 EXIM RMB loan I (SMIC Shanghai)(9)	138,419	—	—
2016 EXIM RMB loan I (SMIC Beijing)	—	36,730	34,597
2016 EXIM RMB loan II (SMIC Beijing)(10)	58,282	61,216	57,662
2017 EXIM RMB loan (SMIC Beijing)(11)	69,938	76,520	—
2018 EXIM RMB Loan I (SMIC Beijing)(12)	29,141	—	—
2018 EXIM RMB Loan II (SMIC Beijing)(13)	34,969	—	—
2016 EXIM RMB loan (SMIC)(14)	72,852	76,520	72,077
2017 EXIM RMB loan (SMIC Tianjin)(15)	72,852	76,520	—
2017 EXIM USD loan (SMIC Tianjin)	—	25,000	—
2018 EXIM RMB loan (SMIC Tianjin)(16)	78,680	—	—
2017 EXIM RMB loan (SMIC Shenzhen)(17)	68,481	76,520	—
Loan to LFoundry	—	55,036	43,214
Others(18)	494,946	487,655	482,579
Long-term borrowings	2,098,570	1,876,236	1,265,811
	2,290,768	2,184,547	1,442,768
Current
Short-term borrowings	192,198	308,311	176,957
Current maturities of long-term borrowings	337,807	132,297	32,217
	530,005	440,608	209,174
Non-current
Non-current maturities of long-term borrowings	1,760,763	1,743,939	1,233,594
	2,290,768	2,184,547	1,442,768
Borrowing by repayment schedule:
Within 1 year	530,005	440,608	209,174
Within 1–2 years	434,998	399,301	171,900
Within 2–5 years	895,135	877,315	698,070
Over 5 years	430,630	467,323	363,624
	2,290,768	2,184,547	1,442,768

Summary of borrowing arrangements

(1)

As of December 31, 2018, the Group had 33 short-term credit agreements that provided total credit facilities up to US$2,710.7 million on a revolving credit basis. As of December 31, 2018, the Group had drawn down US$192.2 million under these credit agreements. The outstanding borrowings under these credit agreements are unsecured. The interest rate on this loan facility ranged from 1.93% to 4.35% in 2018.

(2)

In December 2015, SMIS entered into a loan facility in the aggregate principal amount of RMB1,000.0 million with China Development Bank, which is guaranteed by SMIC. This fifteen-year bank facility was used for new SMIS’ 300mm fab. As of December 31, 2018, SMIS had drawn down RMB1,000.0 million (approximately US$145.7 million) on this loan facility. The outstanding balance is repayable from November 2021 to November 2030. The interest rate on this loan facility was 1.20% in 2018.

(3)

In December 2015, SMIS entered into a loan facility in the aggregate principal amount of RMB475.0 million with China Development Bank, which is guaranteed by SMIC. This ten-year bank facility was used to expand the capacity of SMIS’ 300mm fab. As of December 31, 2018, SMIS had drawn down RMB475.0 million and repaid RMB30.0 millionon on this loan facility. The outstanding balance RMB445.0 million (approximately US$64.8 million) is repayable from June 2019 to December 2025. The interest rate on this loan facility was 1.20% in 2018.

(4)

In December 2015, SMIB entered into an RMB loan, a fifteen-year working capital loan facility in the principal amount of RMB195.0 million with China Development Bank, which is unsecured. As of December 31, 2018, SMIB had drawn down RMB195.0 million and repaid RMB15.0 million on this loan facility. The outstanding balance of RMB180.0 million (approximately US$26.2 million) is repayable from June 2019 to December 2030. The interest rate on this loan facility was 1.20% in 2018.

(5)

In May 2016, SMIB entered into the RMB loan, a fifteen-year working capital loan facility in the principal amount of RMB1,460.0 million with China Development Bank, which is guaranteed by SMIC. As of December 31, 2018, SMIB had drawn down RMB1,460.0 million and repaid RMB70.0 million on this loan facility. The outstanding balance of RMB1,390.0 million (approximately US$202.5 million) is repayable from May 2019 to May 2031. The interest rate on this loan facility was 1.20% in 2018.

(6)

In December 2017, SMIZ entered into a loan facility in the aggregate principal amount of RMB5,400.0 million with China Development Bank, which is unsecured. This seven-year bank facility was used to finance the planned expansion for SMIZ’s 300mm fab. As of December 31, 2018, SMIZ had drawn down RMB2,211.0 million (approximately US$322.2 million) on this loan facility. The outstanding balance is repayable from December 2019 to December 2024. The interest rate on this loan facility was 4.46% per annum in 2018.

(7)

In December 2015, SMIS entered into a loan facility in the aggregate principal amount of RMB500.0 million with The Export-Import Bank of China, which is unsecured. This three-year bank facility was used for working capital purposes. In December 2018, the tenor of this bank facility was extended for one and a half years. As of December 31, 2018, SMIS had drawn down RMB500.0 million (approximately US$72.9 million) on this loan facility. The outstanding balance is repayable in June 2020. The interest rate on this loan facility was 2.65% in 2018.

(8)

In March 2017, SMIS entered into a loan facility in the aggregate principal amount of RMB1,000.0 million with The Export-Import Bank of China, which is unsecured. This two-year bank facility as used for working capital purposes. As of December 31, 2018, SMIS had drawn down RMB1,000.0 million (approximately US$145.7 million) on this loan facility. The outstanding balance is repayable in March and March 2019. The interest rate on this loan facility is 2.65% per annum in 2018.

(9)

In October 2018, SMIS entered into a loan facility in the aggregate principal amount of RMB950.0 million with The Export-Import Bank of China, which is unsecured. This two-year bank facility was used for working capital purposes. As of December 31, 2018, SMIS had drawn down RMB950.0 million (approximately US$138.4 million) on this loan facility. The outstanding balance is repayable in October 2020. The interest rate on this loan facility is 2.92% per annum in 2018.

(10)

In January 2016, SMIB entered into the RMB loan, a three-year working capital loan facility in the principal amount of RMB400.0 million with The Export-Import Bank of China, which is unsecured. This three-year bank facility was used for working capital purposes. As of December 31, 2018, SMIB had drawn down RMB400.0 million (approximately US$58.3 million) on this loan facility. The principal amount is repayable in January 2019. The interest rate on this loan facility was 2.65% in 2018.

(11)

In September 2017, SMIB entered into the new RMB loan in the aggregate principal amount of RMB500.0 million with The Export-Import Bank of China, which is unsecured. This five-year bank facility was used for SMIB’s 300mm fab. As of December 31, 2018, SMIB had drawn down RMB500.0 million and repaid RMB20.0 million on this loan facility. The outstanding balance RMB480.0 million (approximately US$69.9 million) is repayable from March 2019 to September 2022. The interest rate on this loan facility was 2.92% per annum in 2018.

(12)

In June 2018, SMIB entered into a loan facility in the aggregate principal amount of RMB200.0 million with The Export-Import Bank of China, which is secured by bank time deposits. This two -year bank facility was used for SMIB’s 300mm fab. As of December 31, 2018, SMIB had drawn down RMB200.  0 million (approximately US$29.1 million) on this loan facility. The outstanding balance is repayable in June 2020. The interest rate on this loan facility is 2.92% per annum in 2018.

(13)

In December 2018, SMIB entered into the RMB loan, a two-year working capital loan facility in the principal amount of RMB240.0 million with The Export-Import Bank of China, which is unsecured. This two-year bank facility was used for working capital purposes. As of December 31, 2018, SMIB had drawn down RMB240.0 million (approximately US$35.0 million) on this loan facility. The outstanding balance is repayable in December 2020. The interest rate on this loan facility was 2.92% in 2018.

(14)

In May 2016, SMIC entered into a loan facility in the aggregate principal amount of RMB500.0 million with The Export-Import Bank of China, which is unsecured. This three-year bank facility was used for working capital purposes. As of December 31, 2018, SMIC had drawn down RMB500.0 million (approximately US$72.9 million) on this loan facility. The outstanding balance is repayable in May 2019. The interest rate on this loan facility was 4.04% in 2018.

(15)

In February 2017, SMIT entered into the new RMB loan, a three-year working capital loan facility in the principal amount of RMB500.0 million with The Export-Import Bank of China, which is unsecured. This three-year bank facility was used for working capital purposes. As of December 31, 2018, SMIT had drawn down RMB500.0 million (approximately US$72.9 million) on this loan facility. The outstanding balance is repayable  in February 2020. The interest rate on this loan facility was 4.04% per annum in 2018.

(16)

In December 2018, SMIT entered into a loan facility in the aggregate principal amount of RMB540.0million with The Export-Import Bank of China, which is unsecured. This five-year bank facility was used to finance the planned expansion for SMIT’s 300mm fab. As of December 31, 2018, SMIT had drawn down RMB540.0 million (approximately US$78.7 million) on this loan facility. The outstanding balance of RMB540.0 million is repayable in December 2023. The interest rate on this loan facility is 2.92% per annum in 2018.

(17)

In December 2017, SMIZ entered into a loan facility in the aggregate principal amount of RMB500.0 million with The Export-Import Bank of China, which is unsecured. This five-year bank facility was used to finance the planned expansion for SMIZ’s 300mm fab. As of December 31, 2018, SMIZ had drawn down RMB500.0 million and repaid RMB30.0 million on this loan facility. The outstanding balance of RMB470.0 million (approximately US$68.5 million) is repayable from March 2019 to September 2022. The interest rate on this loan facility ranged from 3.40% in 2018.

(18)	Other borrowings represented several batches of production equipment of the Group sold and leased back under the below arrangements:

US$35.2 million of borrowings under new two arrangements entered into by the Group and third-party financing companies in the form of a sale and leaseback transaction with a repurchase option.

US$459.7 million (December 31, 2017: US$487.7 million and December 31, 2016: US$482.6 million) of borrowings under three arrangements entered into by the Group and third-party financing companies in the form of a sale and leaseback transaction with a repurchase option.

As the repurchase prices are set at below US$1.0 which are minimal compared to the expected fair value and the Group is certain that it will exercise the repurchase options, the above arrangements have been accounted for as collateralized borrowings of the Group.

As of December 31, 2018, property, plant and equipment and land use right with carrying amount of approximately US$207.2 million (December 31, 2017:  US$362.3 million and December 31, 2016:  US$631.4 million) have been pledged to secure borrowings of the Group.